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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21186

Williams Capital Management Trust

(Exact name of registrant as specified in charter)

650 Fifth Avenue
New York, New York 10019

(Address of principal executive offices) (Zip code)

Dail St. Claire
President
Williams Capital Management
650 Fifth Avenue
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 373-4240

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Williams Capital Liquid Assets Fund

Portfolio of Investments (Unaudited)
JANUARY 31, 2005

		Rating
Principal		(Unaudited)
Amount		Moody’s / S&P	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (31.9%):
Federal Farm Credit Bank (1.5%):
500,000	3.875%, 02/01/05	P-1/A-1+	$500,000
1,185,000	2.430%, 03/24/05+	P-1/A-1+	1,184,946
250,000	5.720%, 04/13/05	P-1/A-1+	251,818
3,000,000	2.000%, 09/06/05	P-1/A-1+	2,996,479
1,250,000	2.300%, 10/04/06+	P-1/A-1+	1,248,959

			6,182,202

Federal Home Loan Bank (6.4%):
2,000,000	4.000%, 02/15/05	P-1/A-1+	2,002,126
2,000,000	1.300%, 02/23/05	P-1/A-1+	1,999,916
2,000,000	2.450%, 03/21/05+	P-1/A-1+	1,999,947
1,500,000	1.125%, 03/30/05	P-1/A-1+	1,499,749
2,000,000	1.400%, 04/01/05	P-1/A-1+	1,998,359
2,000,000	1.400%, 04/01/05	P-1/A-1+	1,999,879
3,000,000	1.260%, 04/08/05	P-1/A-1+	3,000,000
1,500,000	1.300%, 04/13/05	P-1/A-1+	1,498,064
545,000	7.250%, 05/13/05	P-1/A-1+	552,857
1,000,000	1.780%, 05/27/05	P-1/A-1+	999,970
3,500,000	1.750%, 08/15/05	P-1/A-1+	3,489,421
2,000,000	2.125%, 09/22/05	P-1/A-1+	1,998,829
4,000,000	3.000%, 01/18/06	P-1/A-1+	4,000,000

			27,039,117

Federal Home Loan Mortgage Corporation (2.0%):
2,000,000	3.875%, 02/15/05	P-1/A-1+	2,001,984
3,000,000	1.960%, 05/03/05+++	P-1/A-1+	2,985,364
2,000,000	1.940%, 05/05/05+++	P-1/A-1+	1,990,121
1,500,000	4.250%, 06/15/05	P-1/A-1+	1,512,265

			8,489,734

Federal National Mortgage Association (22.0%):
1,000,000	1.650%, 02/08/05+	P-1/A-1+	1,000,000
2,000,000	1.375%, 02/18/05	P-1/A-1+	2,000,000
2,000,000	1.330%, 02/23/05	P-1/A-1+	2,000,000
2,000,000	1.340%, 03/04/05	P-1/A-1+	2,000,000
2,000,000	1.480%, 03/04/05	P-1/A-1+	2,000,000
1,000,000	1.400%, 03/29/05	P-1/A-1+	1,000,000
4,500,000	1.270%, 04/25/05	P-1/A-1+	4,499,225
10,000,000	2.505%, 04/28/05+	P-1/A-1+	10,000,000
3,000,000	1.950%, 04/29/05+++	P-1/A-1+	2,986,080
1,000,000	1.360%, 05/03/05	P-1/A-1+	1,000,000
5,000,000	2.308%, 05/03/05+	P-1/A-1+	4,999,748
1,000,000	1.610%, 05/13/05	P-1/A-1+	1,000,000
1,750,000	1.650%, 05/16/05	P-1/A-1+	1,748,788
1,000,000	1.800%, 05/27/05	P-1/A-1+	1,000,000
1,000,000	1.850%, 06/03/05	P-1/A-1+	1,000,000
205,000	5.750%, 06/15/05	P-1/A-1+	207,727
45,000,000	2.425%, 07/29/05+	P-1/A-1+	44,998,024
2,000,000	2.555%, 10/21/05+	P-1/A-1+	1,999,061
2,000,000	2.464%, 12/29/05+	P-1/A-1+	1,998,931
5,000,000	2.080%, 02/06/06+	P-1/A-1+	4,995,530

			92,433,114

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $134,144,167)			134,144,167

MUNICIPAL SECURITIES (16.9%):
Taxable Municipal Bonds and Notes (12.4%):
1,935,000	Baptist Health System of South Florida, Series A (MBIA Insured), SPA, 2.330%, 02/02/05+	VMIG1/A-1+	1,935,000

Williams Capital Liquid Assets Fund

Portfolio of Investments (Unaudited)
JANUARY 31, 2005

		Rating
Principal		(Unaudited)
Amount		Moody’s / S&P	Value

4,100,000	California Statewide Communities Development Authority Revenue, 3.000%, 06/30/05	MIG1/SP-1	4,107,170
4,385,000	Connecticut State Housing Finance Authority, (AMBAC Insured), 2.350%, 02/03/05+	VMIG1/A-1+	4,385,000
325,000	Connecticut State Housing Finance Authority, (AMBAC Insured), 2.350%, 02/03/05+	VMIG1/A-1+	325,000
5,000,000	Florida Housing Finance Coporation Revenue, (MBIA Insured), SPA, 2.330%, 02/03/05+	VMIG1/A-1+	5,000,000
1,640,000	Fresno, California, (MBIA Insured), 4.460%, 06/01/05	Aaa/Aaa	1,650,361
3,100,000	Los Angeles California Water & Power Revenue, Subseries B-4, SPA, 2.350%, 02/03/05+	VMIG1/A-1+	3,100,000
500,000	Massachusetts State Government Loaned Bank, Series A, 6.850%, 02/01/05	Aa2/AA-	500,000
1,000,000	Michigan State University Revenues, Series C, SPA, 2.330%, 02/02/05+	VMIG1/A-1+	1,000,000
1,250,000	New York State, Series C, GO, LOC, 2.450%, 02/02/05+	VMIG1/A-1+	1,250,000
11,000,000	New York, New York, Subseries A-9 (FGIC Insured), GO, SPA, 2.330%, 02/02/05	VMIG1/A-1+	10,999,999
2,080,000	North Carolina Housing Finance Agency, Series D, SPA, 2.330%, 02/02/05+	VMIG1/A-1+	2,080,000
215,000	Philadelphia Pennsylvania Authority for Industrial Development Special Facilities Revenue, Series B, (AMBAC Insured), SPA, 2.330%, 02/03/05+	VMIG1/A-1+	215,000
1,000,000	Philadelphia Pennsylvania Redevelopment Authority Revenue, Series B, (FGIC Insured), 4.600%, 04/15/05	Aaa/AAA	1,004,619
1,330,000	Port Seattle Washington Revenue, (FGIC Insured), 3.000%, 06/01/05	Aaa/AAA	1,333,212
700,000	Texas State, GO, SPA, 2.350%, 02/02/05+	VMIG1/A-1+	700,000
2,925,000	Texas State, Series B, GO, SPA, 2.350%, 02/02/05+	VMIG1/A-1+	2,925,000
2,000,000	Texas State, Series A-2, GO, 2.350%, 02/02/05+	VMIG1/A-1+	2,000,000
3,700,000	Texas State, Series A-2, GO, SPA, 2.400%, 02/02/05+	VMIG1/A-1+	3,700,000
1,800,000	Texas State Department of Housing & Community Affairs Single Family Revenue, Series A, (FSA Insured), SPA, 2.330%, 02/02/05+	VMIG1/A-1+	1,800,000
1,000,000	Washington State, Series T, GO, 2.250%, 07/01/05	Aa1/AA	999,792
1,295,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Series B, SPA, 2.400%, 02/02/05+	VMIG1/A-1+	1,295,000

			52,305,153

Williams Capital Liquid Assets Fund

Portfolio of Investments (Unaudited)
JANUARY 31, 2005

		Rating
Principal		(Unaudited)
Amount		Moody’s / S&P	Value

Taxable Municipal Commercial Paper (4.5%):
7,485,000	De Kalb County Georgia Development Authority, 2.350%, 02/01/05	VMIG1/A-1+	7,485,000
2,600,000	Lower Colorado River Authority, 2.350%, 02/01/05	P-1/A-1	2,600,000
5,600,000	Lower Colorado River Authority, 2.400%, 02/01/05	P-1/A-1	5,600,000
3,000,000	Michigan State, 2.850%, 08/10/05	VMIG1/A-1+	3,000,000

			18,685,000

TOTAL MUNICIPAL SECURITIES (Cost $70,990,153)			70,990,153

CORPORATE BONDS & NOTES (15.9%):
Banking & Financial Services (5.2%):
3,000,000	Bank One Corp., 7.625%, 08/01/05	Aa3/A+	3,079,368
3,500,000	Bank One Corp., 6.500%, 02/01/06	Aa3/A+	3,615,635
3,000,000	Citigroup, Inc., 2.380%, 02/19/05+	Aa1/AA-	3,000,980
8,581,000	Citigroup, Inc., 6.750%, 12/01/05	Aa1/AA-	8,856,873
2,000,000	Dexia Bank, 2.320%, 02/02/05+	NR/AA	1,999,713
100,000	Svenska Handelsbanken, Inc., 2.392%, 02/13/05+	NR/A+	99,994
1,000,000	Wells Fargo & Co., 7.250%, 08/24/05	Aa1/AA-	1,026,091

			21,678,654

Diversified Financial Services (5.1%):
5,000,000	American Express Credit Corp., 2.554%, 02/26/05+	Aa3/A+	5,002,140
1,500,000	Merrill Lynch & Co., Inc., 2.580%, 02/11/05+	Aa3/A+	1,503,028
3,000,000	Merrill Lynch & Co., Inc., 2.240%, 02/17/05+	Aa3/A+	3,000,000
8,000,000	Morgan Stanley Dean Witter, 2.430%, 02/12/05+	Aa3/A+	8,000,000
4,000,000	Morgan Stanley Dean Witter, 2.600%, 02/18/05+	Aa3/A+	4,003,168

			21,508,336

Finance — Other Services (1.9%):
5,000,000	Nationwide Building Society, 2.400%, 02/07/05+	Aa3e/A+	5,000,000
3,000,000	Nationwide Building Society, 2.579%, 03/28/05+	Aa3/A+	2,999,878

			7,999,878

Industrial (0.8%):
3,200,000	Emerson Electric Co., 6.30%, 11/1/05	A2/A	3,290,295

Insurance (1.2%):
5,000,000	Allstate Financial Global Fund, 2.820%, 02/01/05+	Aa2/AA	5,001,763

Media (0.5%):
2,000,000	Gannett Co., Inc., 4.95%, 04/01/05	A2/A	2,009,305

Pharmaceuticals (1.2%):
5,000,000	Pfizer, Inc., 2.360%, 02/07/05+	Aaa/AAA	5,000,000

TOTAL CORPORATE BONDS & NOTES (Cost $66,488,231)			66,488,231

Williams Capital Liquid Assets Fund

Portfolio of Investments (Unaudited)
JANUARY 31, 2005

		Rating
Principal		(Unaudited)
Amount		Moody’s / S&P	Value

DEPOSIT NOTES (4.7%):
5,000,000	Barclays Bank PLC, 2.450%, 02/24/05+	NR/AA	4,999,859
3,500,000	Barclays Bank PLC, 2.800%, 11/18/05	NR/NR	3,500,000
8,000,000	Royal Bank of Scotland, 2.425%, 02/20/05+	NR/NR	7,999,348
2,340,000	Societe Generale, 2.358%, 02/08/05+	Aa3/AA-	2,339,987
1,000,000	Societe Generale, 2.463%, 02/24/05+	Aa2/AA-	999,989

TOTAL DEPOSIT NOTES (Cost $19,839,183)			19,839,183

MASTER NOTES & PROMISSORY NOTES (10.5%):
15,000,000	Bank of America Corp., 2.560%, 02/01/05+	A-1/P-1	15,000,000
15,000,000	Bear Stearns Co., Inc., 2.550%, 02/01/05+	A-1/P-1	15,000,000
7,000,000	Goldman Sachs Group, Inc., 2.580%, 02/01/05+	A-1/P-1	7,000,000
7,000,000	Goldman Sachs Group, Inc., 2.620%, 02/01/05+	A-1/P-1	7,000,000

TOTAL MASTER NOTES & PROMISSORY NOTES (Cost $44,000,000)			44,000,000

ASSET BACKED COMMERCIAL PAPER (13.3%):
6,000,000	Apreco LLC, 2.460%, 02/16/05++	P-1/A-1+	5,993,850
1,315,000	Arth Capital Corp., 2.340%, 02/01/05+++	P-1/A-1+	1,315,000
2,595,000	Arth Capital Corp., 2.420%, 02/14/05++	P-1/A-1+	2,592,742
5,000,000	Arth Capital Corp., 2.480%, 03/10/05	P-1/A-1+	4,987,256
10,790,000	Barton Capital, 2.480%, 02/01/05++	P-1/A-1+	10,789,999
3,822,000	Galleon Capital Corp., 2.530%, 02/15/05++	P-1/A-1+	3,818,329
5,570,000	Sheffield Receivables Corp., 2.400%, 02/04/05++	P-1/A-1	5,568,886
5,000,000	Sigma Finance, Inc., 2.630%, 04/26/05++, +++	P-1/A-1+	4,969,550
3,160,000	Sydney Capital, Inc., 2.270%, 02/14/05+++	P-1/A-1+	3,157,421
7,000,000	Sydney Capital, Inc., 2.420%, 02/28/05++, +++	P-1/A-1+	6,987,347
5,451,000	Sydney Capital, Inc., 2.480%, 03/21/05++, +++	P-1/A-1+	5,433,121

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $55,613,501)			55,613,501

OTHER COMMERCIAL PAPER (0.5%):
Insurance (0.5%):
2,000,000	ASIF Global Financing, 2.650%, 01/17/06	Aaa/AAA	1,991,851

TOTAL OTHER COMMERCIAL PAPER (Cost $1,991,851)			1,991,851

INVESTMENT COMPANY SECURITIES (6.1%):
15,000,000	Morgan Stanley Institutional Prime Liquidity Fund		15,000,000

Williams Capital Liquid Assets Fund

Portfolio of Investments (Unaudited)
JANUARY 31, 2005

		Rating
Principal		(Unaudited)
Amount		Moody’s / S&P		Value

10,515,000	Reserve Primary Fund			10,515,000

TOTAL INVESTMENT COMPANY SECURITIES (Cost $25,515,000)				25,515,000

TOTAL INVESTMENTS (Cost $418,582,086) (a)			99.8%	418,582,086
OTHER ASSETS AND LIABILITIES			0.2%	653,712

NET ASSETS			100.0%	$419,235,798

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

+	Variable rate security. The rate presented is the rate in effect at January 31, 2005. The date presented reflects the next rate change date.

++ Security exempt from registration under Rule 144A or Section 4(2) under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Investment Advisor using procedures approved by the Board of Trustees has deemed those securities denoted under Rule 144A to be liquid.

+++	The rate presented is the effective yield at purchase.

AMBAC – American Municipal Bond Assurance Corp.
FGIC – Federal Guaranty Insurance Corp.
FSA – Financial Security Assurance
GO – General Obligation
LOC – Line of credit
MBIA – Municipal Bond Investors Assurance
NR – Not rated
SPA – Standby Purchase Agreement

Williams Capital Liquid Assets Fund

Notes to Portfolio of Investments (Unaudited)
JANUARY 31, 2005

     Securities of the Williams Capital Liquid Assets Fund (the “Fund”) are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Williams Capital Management Trust

By:	/s/ Dail St. Claire

Dail St. Claire President

Date:	April 1, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Williams Capital Management Trust

By:	/s/ Christopher J. Williams

Christopher J. Williams Treasurer

Date:	April 1, 2005